Equity Incentive Plan (Narratives) (Details) (USD $)	6 Months Ended	0 Months Ended						0 Months Ended						0 Months Ended						0 Months Ended
	Jun. 30, 2011	Dec. 31, 2011 Grant Date 05/03/2010 [Member]	Dec. 31, 2010 Grant Date 05/03/2010 [Member]	Mar. 05, 2010 Grant Date 05/03/2010 [Member]	Jun. 30, 2011 Grant Date 05/03/2010 [Member]	Jul. 31, 2010 Grant Date 05/03/2010 [Member]	Mar. 05, 2010 Grant Date 05/03/2010 [Member]	Dec. 31, 2013 Grant Date 04/02/2011 [Member]	Dec. 31, 2012 Grant Date 04/02/2011 [Member]	Dec. 31, 2011 Grant Date 04/02/2011 [Member]	Feb. 04, 2011 Grant Date 04/02/2011 [Member]	Jun. 30, 2011 Grant Date 04/02/2011 [Member]	Feb. 04, 2011 Grant Date 04/02/2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jun. 30, 2011 Compensation Committee approval on 25 January 2010 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jun. 30, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 25, 2010 Equity Incentive Plan 2008 (Member)
Total number of common shares reserved for issuance																															21,834,055
Shares Granted	9,015,000			2.000							15,000						4,500,000											9,000,000
Vested number of shares					2.000							0						2,000,000											1,000,000
Vested number of shares on grant date							1.000												1,000,000											1,000,000
Vested in period		1.000	1.000	1.000				5,000	5,000	5,000				1,500,000	1,000,000	1,000,000				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Grant date fair value per share						$ 5.66							$ 5.01						$ 6.05											$ 5.50
Number of shares forfeited	0